Equity (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 07, 2023 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Nov. 21, 2019 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares
Equity [Line Items]
Shares options
Number of shares exercised and vested				23,628	2,662
Ordinary shares, par value | ₪ / shares							₪ 1	₪ 1
FIMI Funds [Member]
Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 4.75		$ 6
Number of shares issued	12,631,579		5,240,956
Ownership percentage	38.00%		13.00%
Share Options [Member]
Equity [Line Items]
Shares options				189,154	42,175
Total consideration (in Dollars) | $				$ 7	$ 4
Restricted Shares Units [Member]
Equity [Line Items]
Ordinary shares, par value | ₪ / shares							₪ 1
Share options							1,875	12,444
Ordinary Shares [Member]
Equity [Line Items]
Number of shares exercised and vested				23,628	2,662
Private Placement [Member]
Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 6
Number of shares issued		4,166,667
Ownership percentage		21.00%
Gross proceeds (in Dollars) | $	$ 60	$ 25